Share-based plans (Details) - Performance Shares		9 Months Ended
	Jul. 29, 2019 EUR (€) € / shares	Sep. 30, 2019 item
Share-based plans
Performance period (in years)		3 years
Number of performance targets | item		3
Minimum
Share-based plans
Annual target achievement level (as a percent)		0.00%
Maximum
Share-based plans
Annual target achievement level (as a percent)		200.00%
Annual target achievement level of 100%
Share-based plans
Annual target achievement level (as a percent)		100.00%
Revenue growth target rate (as a percent)		7.00%
Net income growth target rate (as a percent)		7.00%
ROIC target rate (as a percent)		7.90%
ROIC target rate for each consecutive year (as a percent)		8.10%
Annual target achievement level of 0%
Share-based plans
Annual target achievement level (as a percent)		0.00%
Revenue growth target rate (as a percent)		0.00%
Net income growth target rate (as a percent)		0.00%
Increase (decrease) in ROIC rate		0.2
Annual target achievement level of 200%
Share-based plans
Annual target achievement level (as a percent)		200.00%
Revenue growth target rate (as a percent)		16.00%
Net income growth target rate (as a percent)		14.00%
Increase (decrease) in ROIC rate		0.2
LTIP 2019
Share-based plans
Increase (decrease) in annual target achievement level, if GEP -II target rate is 100%		20
GEP - II target rate (as a percent)		100.00%
Vesting period		3 years
Period considered for calculation of average share price		30 days
Grant Value, Cap (as a percent)		400.00%
Granted (in shares)	793,778
Total fair value of equity instruments	€ 51,827,000
Vesting period (in years)		3 years
Fair value per performance share (per share) | € / shares	€ 65.29
LTIP 2019 | Minimum
Share-based plans
GEP - II target rate to calculate overall target achievement by means of linear interpolation (as a percent)		0.00%
LTIP 2019 | Maximum
Share-based plans
GEP - II target rate to calculate overall target achievement by means of linear interpolation (as a percent)		100.00%
Overall target achievement rate as increased by the GEP -II targets achievement (as a percent)		200.00%
Members of Management Board | LTIP 2019
Share-based plans
Vesting period		4 years
Granted (in shares)	101,600
Total fair value of equity instruments	€ 6,484,000
Vesting period (in years)		4 years
Fair value per performance share (per share) | € / shares	€ 63.82